First Quarter Report
January 31, 2024 (Unaudited)
Columbia Strategic New York Municipal Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Strategic New York Municipal Income Fund, January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.3%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.100%	1,250,000	1,250,000
06/15/2050	3.100%	400,000	400,000
Total			1,650,000
Total Floating Rate Notes (Cost $1,650,000)			1,650,000

Municipal Bonds 97.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 8.5%
New York City Industrial Development Agency(c)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A
07/01/2028	5.000%	1,725,000	1,725,497
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	1,300,000	1,191,643
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2040	4.000%	600,000	574,686
12/01/2041	4.000%	600,000	570,294
Revenue Bonds
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	3,000,000	3,139,424
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	1,500,000	1,624,906
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2041	5.000%	1,000,000	1,051,427
12/01/2042	4.000%	1,000,000	940,642
Total			10,818,519
Airport 0.4%
Niagara Frontier Transportation Authority(c)
Refunding Revenue Bonds
Buffalo Niagara International Airport
Series 2019
04/01/2039	5.000%	525,000	547,042
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 6.6%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Brighter Choice Elementary
Series 2021
04/01/2037	4.000%	1,000,000	872,677
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2036	4.000%	200,000	189,088
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,500,000	1,499,969
Social Bonds - KIPP NYC Public School Facilities Canal West Project
Series 2023
07/01/2062	5.250%	1,000,000	1,033,156
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	266,215
New World Preparatory Charter School Project
Series 2021
06/15/2051	4.000%	690,000	500,455
Secton Education Partners-Brilla Project
Series 2021
11/01/2051	4.000%	1,000,000	763,260
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	1,000,000	1,017,400
Unity Preparatory Charter School of Brooklyn Project
Series 2023
06/15/2063	5.500%	1,000,000	991,963
Hempstead Town Local Development Corp.
Revenue Bonds
Evergreen Charter School Project
Series 2022A
06/15/2057	5.500%	500,000	500,628
Monroe County Industrial Development Corp.(d)
Revenue Bonds
Social Bonds - Academy of Health Sciences Charter School Project
Series 2022
07/01/2057	6.000%	750,000	750,292
Total			8,385,103

Columbia Strategic New York Municipal Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.4%
New York State Environmental Facilities Corp.(c),(d)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	2,000,000	1,806,922
Health Services 1.6%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2040	5.000%	1,500,000	1,515,053
Westchester County Local Development Corp.
Revenue Bonds
New York Blood Center Project
Series 2024
07/01/2038	5.000%	500,000	555,046
Total			2,070,099
Higher Education 1.6%
Build NYC Resource Corp.
Refunding Revenue Bonds
Manhattan College Project
Series 2017
08/01/2042	4.000%	750,000	704,225
New York State Dormitory Authority
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,263,921
Total			1,968,146
Hospital 3.4%
Genesee County Funding Corp. (The)
Refunding Revenue Bonds
Rochester Regional Health Project
Series 2022
12/01/2052	5.250%	500,000	526,119
New York State Dormitory Authority
Refunding Revenue Bonds
Montefiore Obligated Group
Series 2020A
09/01/2050	4.000%	1,000,000	886,986
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2037	5.000%	2,000,000	2,026,089
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	846,829
Total			4,286,023
Joint Power Authority 1.9%
New York Power Authority
Refunding Revenue Bonds
Series 2020A
11/15/2055	4.000%	500,000	492,331
Revenue Bonds
Green Transmission Project
Series 2022 (AGM)
11/15/2061	4.000%	2,000,000	1,936,862
Total			2,429,193
Local General Obligation 6.5%
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	3,000,000	2,996,683
Series 2022D-1
05/01/2042	5.250%	1,250,000	1,418,958
05/01/2043	5.250%	1,000,000	1,129,448
Subordinated Series 2023E-1
04/01/2047	5.250%	750,000	842,258
04/01/2050	4.000%	1,000,000	986,676
Unlimited General Obligation Refunding Bonds
Subordinated Series 2023F-1
08/01/2037	5.000%	250,000	292,475
City of Poughkeepsie
Limited General Obligation Refunding Bonds
Series 2019
06/01/2031	5.000%	600,000	613,172
Total			8,279,670
Multi-Family 9.7%
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	1,812,267
New York City Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,410,000	1,375,310
11/01/2049	3.650%	875,000	756,766
Columbia Strategic New York Municipal Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2018K
11/01/2048	4.000%	735,000	701,918
Sustainable Development Bonds
Series 2021
05/01/2051	2.750%	1,000,000	725,683
Sustainable Neighborhood
Series 2019
11/01/2049	3.250%	1,710,000	1,409,345
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	707,167
Series 2019D
11/01/2044	3.700%	1,000,000	923,794
Climate Bond Certified/Sustainability Bonds
Series 2019
11/01/2044	3.150%	840,000	719,291
Green Bonds
Series 2017H
11/01/2047	3.650%	1,360,000	1,220,740
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	495,605
Sustainability Bonds
Series 2019I
11/01/2039	3.000%	800,000	691,627
Series 2021J-1 (FHA)
11/01/2056	2.875%	1,000,000	700,353
Total			12,239,866
Municipal Power 3.0%
Guam Power Authority(e)
Refunding Revenue Bonds
Series 2022A
10/01/2043	5.000%	500,000	523,459
10/01/2044	5.000%	500,000	521,196
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2044	5.000%	1,000,000	1,004,548
Revenue Bonds
Green Bonds
Series 2023E
09/01/2048	5.000%	1,000,000	1,119,330
Puerto Rico Electric Power Authority(e),(f)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	1,000,000	307,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012A
07/01/2042	0.000%	1,250,000	384,375
Total			3,860,408
Other Bond Issue 2.7%
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2051	3.000%	500,000	373,934
New York Transportation Development Corp.(c)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2046	4.000%	1,500,000	1,320,258
04/30/2053	4.000%	2,000,000	1,673,375
Total			3,367,567
Other Industrial Development Bond 0.2%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	307,789
Pool / Bond Bank 0.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,027
Ports 8.7%
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	2,000,000	1,719,362
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
193rd Series 2015
10/15/2035	5.000%	2,635,000	2,666,923
Consolidated 186th
Series 2014
10/15/2044	5.000%	1,000,000	1,001,344
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 211th
Series 2018
09/01/2043	4.000%	2,000,000	2,013,790
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	1,240,000	1,309,407

Columbia Strategic New York Municipal Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,263,830
Total			10,974,656
Prep School 1.4%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2033	5.000%	500,000	512,303
06/01/2035	5.000%	700,000	716,054
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2036	5.000%	500,000	507,745
Total			1,736,102
Recreation 0.6%
Western Regional Off-Track Betting Corp.(d)
Refunding Revenue Bonds
Series 2021
12/01/2041	4.125%	1,000,000	769,817
Refunded / Escrowed 0.7%
Build NYC Resource Corp.
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	928,556
Resource Recovery 0.9%
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2035	5.000%	750,000	753,492
Jefferson County Industrial Development Agency(c),(d),(f)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	0.000%	955,273	382,109
Total			1,135,601
Retirement Communities 6.5%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	763,360
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Jefferson’s Ferry Project
Series 2020
11/01/2055	4.000%	1,000,000	787,170
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	2,000,000	1,585,362
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2040	5.000%	1,540,000	1,507,312
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,623,793
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	375,421
09/15/2053	5.250%	1,000,000	721,932
Westchester County Local Development Corp.(d)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	1,000,000	823,590
Total			8,187,940
Sales Tax 8.1%
Commonwealth of Puerto Rico(e),(g)
Revenue Notes
Series 2022
11/01/2051	0.000%	503,088	283,616
Subordinated Series 2022
11/01/2043	0.000%	328,297	181,794
Puerto Rico Sales Tax Financing Corp.(e),(g)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	12,100,000	3,759,367
Puerto Rico Sales Tax Financing Corp.(e)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	1,000,739
Triborough Bridge & Tunnel Authority
Revenue Bonds
Sales Tax - MTA Bridges & Tunnels
Series 2022
05/15/2062	5.250%	2,500,000	2,737,896
Columbia Strategic New York Municipal Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2063	5.500%	2,000,000	2,244,454
Total			10,207,866
Single Family 1.8%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	135,000	127,590
Revenue Bonds
Social Bonds
Series 2023-250 (HUD)
10/01/2053	4.900%	1,000,000	1,022,892
State of New York Mortgage Agency(c)
Refunding Revenue Bonds
Series 2019-218
04/01/2033	3.600%	950,000	932,914
04/01/2038	3.850%	170,000	167,672
Total			2,251,068
Special Non Property Tax 9.0%
Metropolitan Transportation Authority(g)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	1,898,155
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2022A-1
08/01/2048	4.000%	3,000,000	2,968,253
Subordinated Series 2023A
05/01/2047	5.000%	1,000,000	1,108,623
Subordinated Series 2023F-1
02/01/2047	5.250%	1,000,000	1,133,462
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	2,000,000	1,991,632
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2043	5.000%	1,000,000	1,128,327
Revenue Bonds
Senior Lien Green Bonds
Series 2022D-2
05/15/2052	5.500%	1,000,000	1,137,534
Total			11,365,986
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 0.7%
Glen Cove Local Economic Assistance Corp.
Refunding Revenue Bonds
Garview Point Public Improvement Project
Series 2016
01/01/2056	5.000%	1,000,000	899,415
Tobacco 5.0%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,000,092
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	1,875,394
Suffolk Tobacco Asset Securitization Corp.(g)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	3,000,000	344,316
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	3,045,712
Total			6,265,514
Transportation 3.8%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2017D
11/15/2042	4.000%	1,000,000	978,723
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	2,000,000	2,096,359
Transportation
Series 2015B
11/15/2040	5.000%	1,675,000	1,685,597
Total			4,760,679
Water & Sewer 3.0%
New York City Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2023DD
06/15/2047	5.000%	1,000,000	1,114,052
Revenue Bonds
Subordinated Series 2023AA-1
06/15/2053	5.250%	2,000,000	2,260,002

Columbia Strategic New York Municipal Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(e)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	425,000	426,369
Total			3,800,423
Total Municipal Bonds (Cost $131,176,298)			123,664,997

Money Market Funds 0.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 4.086%(h)	96,402	96,412
Total Money Market Funds (Cost $96,402)		96,412
Total Investments in Securities (Cost: $132,922,700)		125,411,409
Other Assets & Liabilities, Net		1,101,400
Net Assets		126,512,809
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $10,349,237, which represents 8.18% of total net assets.

(e)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2024, the total value of these securities amounted to $7,388,415, which represents 5.84% of total net assets.

(f)	Represents a security in default.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Strategic New York Municipal Income Fund  | First Quarter Report 2024

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